Basis of presentation - impairment (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Goodwill and intangible assets with indefinite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		€ 0	€ 0	€ 0
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		13.70%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		21.70%
Non-current assets with definite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss		€ 297,000,000	219,000,000	177,000,000
Accumulated amortization and impairment losses
Disclosure of information for cash-generating units [line items]
Impairment losses and asset write-offs		(144,000,000)	(119,000,000)
Venezuela | Accumulated amortization and impairment losses
Disclosure of information for cash-generating units [line items]
Impairment losses and asset write-offs			21,000,000	43,000,000
Capitalised development expenditure
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures		147,000,000	103,000,000	106,000,000
Capitalised development expenditure | Accumulated amortization and impairment losses
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures		(153,000,000)	(110,000,000)
Capitalised development expenditure | SUV
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures				90,000,000
Venezuelan Operations
Disclosure of information for cash-generating units [line items]
Impairment loss	€ 21,000,000
EMEA
Disclosure of information for cash-generating units [line items]
Impairment loss		262,000,000	142,000,000
EMEA | Operating segments
Disclosure of information for cash-generating units [line items]
Impairment loss			142,000,000	7,000,000
NAFTA
Disclosure of information for cash-generating units [line items]
Impairment loss		16,000,000
NAFTA | Operating segments
Disclosure of information for cash-generating units [line items]
Impairment loss			0	0
APAC
Disclosure of information for cash-generating units [line items]
Impairment loss		€ 11,000,000
Margin rate reduction to reduce fair value of cash flows to carrying value		0.70%
APAC | Operating segments
Disclosure of information for cash-generating units [line items]
Impairment loss			0	109,000,000
LATAM
Disclosure of information for cash-generating units [line items]
Impairment loss		€ 8,000,000	56,000,000
LATAM | Operating segments
Disclosure of information for cash-generating units [line items]
Impairment loss			€ 77,000,000	€ 52,000,000